Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Reserves

	Note	December 31	December 31
(in thousands)		2019	2018

Reserves

Share purchase warrants	20.1	$83,077	$83,077

Share purchase options	20.2	24,010	31,002

Restricted share units	20.3	6,405	5,970

Long-term investment revaluation reserve, net of tax	20.4	47,209	(112,156)

Total reserves		$160,701	$7,893

Summary of Share Purchase Warrants
The Company’s share purchase warrants (“warrants”) are presented below:

	Number of Warrants	Weighted Average Exercise Price	Exchange Ratio	Share Purchase Warrants Reserve

Warrants outstanding	10,000,000	$43.75	1.00	$83,077

Summary of Fair Value of Share Purchase Options	The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Years Ended December 31
	2019	2018

Black-Scholes weighted average assumptions

Grant date share price and exercise price	Cdn$32.88	Cdn$26.25

Expected dividend yield	1.49%	1.73%

Expected volatility	31%	35%

Risk-free interest rate	1.60%	1.91%

Expected option life, in years	2.5	2.5

Weighted average fair value per option granted	Cdn$6.10	Cdn$5.49

Number of options issued during the period	583,500	549,210

Total fair value of options issued (000’s)	$ 2,652	$ 2,347

Disclosure of Information About Options Outstanding and Exercisable
The following table summarizes information about the options outstanding and exercisable at December 31, 2019:

Exercise Price (Cdn$)	Exercisable Options	Non-Exercisable Options	Total Options Outstanding	Weighted Average Remaining Contractual Life

$23.26	691,250	-	691,250	1.2 years

$23.27¹	58,850	-	58,850	1.2 years

$24.11	8,440	-	8,440	2.6 years

$25.48	115,000	-	115,000	0.2 years

$26.24	203,240	219,510	422,750	3.2 years

$26.26¹	5,900	-	5,900	0.2 years

$26.51¹	29,450	49,320	78,770	3.2 years

$26.79¹	47,900	-	47,900	2.2 years

$27.03	-	2,230	2,230	4.3 years

$27.51	380,900	-	380,900	2.2 years

$27.60	1,820	-	1,820	2.4 years

$28.43¹	1,095	1,095	2,190	3.3 years

$30.82	-	5,970	5,970	4.4 years

$31.89¹	-	95,480	95,480	4.2 years

$32.93	-	469,040	469,040	4.2 years

$39.52	8,000	-	8,000	1.6 years

	1,551,845	842,645	2,394,490	2.5 years

1) US$ share purchase options converted to Cdn$ using the exchange rate of 1.2988, being the Cdn$/US$ exchange rate at December 31, 2019.

Disclosure of Outstanding Share Purchase Options
A continuity schedule of the Company’s outstanding share purchase options from January 1, 2018 to December 31, 2019 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2018	4,232,260	Cdn$26.71

Granted (fair value - $2 million or Cdn$5.49 per option)	549,210	26.25

Exercised	(46,800)	24.28

Forfeited	(7,320)	29.24

Expired	(844,000)	32.70

At December 31, 2018	3,883,350	Cdn$25.71

Granted (fair value - $3 million or Cdn$6.10 per option)	583,500	32.88

Exercised	(2,039,735)	25.79

Forfeited	(15,475)	31.04

Expired	(17,150)	30.69

At December 31, 2019	2,394,490	Cdn$27.08

Disclosure of Restricted Share Units Reserve
A continuity schedule of the Company’s restricted share units outstanding from January 1, 2018 to December 31, 2019 is presented below:

	Number of RSUs Outstanding	Weighted Average Intrinsic Value at Date Granted

At January 1, 2018	313,846	$20.71

Granted (fair value - $3 million)	161,060	20.42

Released	(104,178)	21.49

Forfeited	(595)	20.48

At December 31, 2018	370,133	$20.36

Granted (fair value - $3 million)	132,620	24.51

Released	(133,670)	20.82

Forfeited	(2,760)	23.19

At December 31, 2019	366,323	$21.67

Disclosure of Long Term Investment Revaluation Reserve
A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2018 to December 31, 2019 is presented below:

(in thousands)		Change in Fair Value	Deferred Tax Recovery (Expense)	Total

At January 1, 2018		$(38,110)	$(1,937)	$(40,047)

Unrealized gain (loss) on LTIs 1		(39,985)	(2,662)	(42,647)

Reallocate reserve to retained earnings upon disposal of LTIs 1		(34,061)	4,599	(29,462)

At December 31, 2018		$(112,156)	$-	$(112,156)

Unrealized gain (loss) on LTIs 1		161,936	(9,623)	152,313

Reallocate reserve to retained earnings upon disposal of LTIs 1	16	7,282	(230)	7,052

At December 31, 2019		$57,062	$(9,853)	$47,209

1)	LTIs refers to long-term investments in common shares held.